Fees Summary	Dec. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000
Previously Paid Amount	5,510
Total Fee Amount	40,035
Total Offset Amount	0
Net Fee	$ 34,525